UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2008

                   DATE OF REPORTING PERIOD: JANUARY 31, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS


THE ADVISORS' INNER CIRCLE FUND                           TS&W EQUITY PORTFOLIO
                                                    JANUARY 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK - 96.2%
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                    ------------   ------------
CONSUMER DISCRETIONARY - 7.2%
   Best Buy                                               11,900   $    580,839
   Carnival                                               26,200      1,165,638
   Target                                                 12,000        666,960
   Time Warner                                            31,600        497,384
   TJX                                                    26,600        839,496
                                                                   ------------
                                                                      3,750,317
                                                                   ------------
CONSUMER STAPLES - 8.3%
   Kroger                                                 34,300        872,935
   Nestle ADR                                             10,400      1,157,953
   Procter & Gamble                                       16,700      1,101,365
   Sara Lee                                               44,700        628,482
   Wal-Mart Stores                                        11,200        569,856
                                                                   ------------
                                                                      4,330,591
                                                                   ------------
ENERGY - 11.4%
   BP ADR                                                 15,450        984,937
   Chevron                                                10,000        845,000
   ConocoPhillips                                          6,000        481,920
   EOG Resources                                           7,600        665,000
   Grant Prideco *                                        18,650        928,397
   Occidental Petroleum                                    7,900        536,173
   Transocean                                              7,703        944,388
   Valero Energy                                           9,700        574,143
                                                                   ------------
                                                                      5,959,958
                                                                   ------------
FINANCIALS - 13.7%
   American International Group                           22,550      1,243,858
   Assurant                                                8,200        532,098
   Bank of America                                        26,850      1,190,797
   Citigroup                                              21,266        600,127
   JPMorgan Chase                                         20,250        962,887
   Morgan Stanley                                         17,300        855,139
   Prudential Financial                                    7,750        653,868

THE ADVISORS' INNER CIRCLE FUND                           TS&W EQUITY PORTFOLIO
                                                    JANUARY 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                    ------------   ------------
FINANCIALS - CONTINUED
   Wells Fargo                                            32,900   $  1,118,929
                                                                   ------------
                                                                      7,157,703
                                                                   ------------
HEALTH CARE - 10.6%
   Abbott Laboratories                                    19,550      1,100,665
   Baxter International                                   17,300      1,050,802
   Becton Dickinson                                       10,100        873,953
   Johnson & Johnson                                      11,800        746,468
   Merck                                                  17,700        819,156
   Quest Diagnostics                                      19,400        956,808
                                                                   ------------
                                                                      5,547,852
                                                                   ------------
INDUSTRIALS - 19.3%
   3M                                                     15,750      1,254,488
   Burlington Northern Santa Fe                            7,550        653,226
   Caterpillar                                            12,800        910,592
   Deere                                                  11,000        965,360
   General Electric                                       38,350      1,357,973
   L-3 Communications Holdings                             9,900      1,097,217
   Manpower                                                9,300        523,218
   Republic Services                                      24,600        738,000
   Rockwell Collins                                       15,800        998,560
   RR Donnelley & Sons                                    22,600        788,514
   Siemens ADR                                             5,850        759,330
                                                                   ------------
                                                                     10,046,478
                                                                   ------------
INFORMATION TECHNOLOGY - 15.1%
   BMC Software *                                         30,500        977,220
   Cisco Systems *                                        49,400      1,210,300
   Corning                                                41,400        996,498
   Harris                                                  8,200        448,458
   Hewlett-Packard                                        12,030        526,312
   International Business Machines                         8,900        955,326
   L.M. Ericsson Telephone ADR                            13,600        308,992
   Microsoft                                              41,500      1,352,900

THE ADVISORS' INNER CIRCLE FUND                           TS&W EQUITY PORTFOLIO
                                                    JANUARY 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                    ------------   ------------
INFORMATION TECHNOLOGY - CONTINUED
   Nokia ADR                                              30,100   $  1,112,195
                                                                   ------------
                                                                      7,888,201
                                                                   ------------
MATERIALS - 4.7%
   Dow Chemical                                           23,600        912,376
   Freeport-McMoRan Copper & Gold                          8,900        792,367
   Praxair                                                 9,450        764,600
                                                                   ------------
                                                                      2,469,343
                                                                   ------------
TELECOMMUNICATION SERVICES - 3.2%
   Deutsche Telekom ADR                                   33,300        682,317
   Embarq                                                 10,900        493,770
   Verizon Communications                                 12,000        466,080
                                                                   ------------
                                                                      1,642,167
                                                                   ------------
UTILITIES - 2.7%
   Centerpoint Energy                                     42,600        682,026
   Dominion Resources                                     16,800        722,400
                                                                   ------------
                                                                      1,404,426
                                                                   ------------
   TOTAL COMMON STOCK
       (Cost $46,155,756)                                            50,197,036
                                                                   ------------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 3.8%
--------------------------------------------------------------------------------

                                                        FACE
                                                       AMOUNT
                                                    ------------
   Morgan Stanley, 2.750%, dated 01/31/08, to be
     repurchased on 02/01/08, repurchase price
     $1,958,816 (collateralized by a U.S.
     Treasury obligation, par value
     $1,981,639. 3.625%, 04/15/28, with a total
     market value of $1,997,849)
       (Cost $1,958,666)                            $  1,958,666      1,958,666
                                                                   ------------
   TOTAL INVESTMENTS - 100.0%
       (Cost $48,114,422) +                                        $ 52,155,702
                                                                   ============

PERCENTAGES ARE BASED ON NET ASSETS OF $52,165,641.

*     NON-INCOME PRODUCING SECURITY.

ADR - AMERICAN DEPOSITARY RECEIPT

+ AT JANUARY 31, 2008, THE TAX BASIS COST OF THE PORTFOLIO'S INVESTMENTS WAS $48,114,422, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $6,352,697 AND $(2,311,417), RESPECTIVELY.

      FOR  INFORMATION  ON  THE  PORTFOLIO'S   POLICY  REGARDING   VALUATION  OF
      INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE PORTFOLIO'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

 TSW-QH-001-0800

THE ADVISORS' INNER CIRCLE FUND                     TS&W FIXED INCOME PORTFOLIO
                                                    JANUARY 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS - 43.8%
--------------------------------------------------------------------------------

                                                        FACE
                                                       AMOUNT          VALUE
                                                    ------------   ------------
CONSUMER DISCRETIONARY - 5.1%
   Costco Wholesale
     5.500%, 03/15/17                               $    500,000   $    516,979
   DirecTV Holdings
     8.375%, 03/15/13                                    250,000        258,438
   Goodyear Tire & Rubber
     7.857%, 08/15/11                                    213,000        214,597
   Home Depot
     5.400%, 03/01/16                                    320,000        305,087
   Imax
     9.625%, 12/01/10                                    300,000        301,500
   Phillips-Van Heusen
     7.250%, 02/15/11                                    250,000        250,625
   Rent-A-Center
     7.500%, 05/01/10                                    270,000        245,700
   Ryland Group
     5.375%, 01/15/15                                    500,000        438,436
                                                                   ------------

                                                                      2,531,362
                                                                   ------------

CONSUMER STAPLES - 2.9%
   Coca-Cola
     5.350%, 11/15/17                                    550,000        575,954
   Dean Foods
     7.000%, 06/01/16                                    500,000        455,000
   Smithfield Foods
     7.000%, 08/01/11                                    300,000        292,500
   SUPERVALU
     7.875%, 08/01/09                                    100,000        104,021
                                                                   ------------
                                                                      1,427,475
                                                                   ------------

FINANCIALS - 23.1%
   American Express Bank
     3.323%, 05/29/09                                    745,000        740,014

THE ADVISORS' INNER CIRCLE FUND                     TS&W FIXED INCOME PORTFOLIO
                                                    JANUARY 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS - CONTINUED
--------------------------------------------------------------------------------

                                                        FACE
                                                       AMOUNT          VALUE
                                                    ------------   ------------
FINANCIALS - CONTINUED
   American Financial Group
     7.125%, 04/15/09                               $    100,000   $    103,184
   American International Group
     5.45%, 05/18/17                                     900,000        895,189
   Bank of America
     8.000%, 12/29/49                                    500,000        519,375
   BB&T
     6.500%, 08/01/11                                    725,000        766,305
     4.900%, 06/30/17                                    520,000        492,078
   CIT Group
     4.250%, 02/01/10                                    320,000        307,856
   Credit Suisse First Boston
     6.125%, 11/15/11                                    500,000        531,754
   General Electric Capital MTN
     6.750%, 03/15/32                                    625,000        683,443
     5.500%, 06/04/14                                    675,000        706,029
   General Motors Acceptance
     6.875%, 09/15/11                                    250,000        218,569
   Genworth Financial
     5.650%, 06/15/12                                    740,000        762,173
   JPMorgan Chase
     6.750%, 02/01/11                                  1,000,000      1,069,730
   Lehman Brothers Holdings
     6.500%, 07/19/17                                    830,000        849,752
   Metlife
     5.000%, 11/24/13                                    500,000        515,218
   Morgan Stanley
     6.750%, 04/15/11                                    770,000        819,238
   Prudential Financial MTN
     6.625%, 12/01/37                                    500,000        507,468

THE ADVISORS' INNER CIRCLE FUND                     TS&W FIXED INCOME PORTFOLIO
                                                    JANUARY 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS - CONTINUED
--------------------------------------------------------------------------------

                                                        FACE
                                                       AMOUNT          VALUE
                                                    ------------   ------------
FINANCIALS - CONTINUED
   SunTrust Banks
     5.250%, 11/05/12                               $    450,000   $    459,299
   Wachovia MTN
     5.75%, 02/01/18                                     580,000        582,134
                                                                   ------------
                                                                     11,528,808
                                                                   ------------

HEALTH CARE - 1.5%
   Hillenbrand Industries
     4.500%, 06/15/09                                    525,000        535,216
   WellPoint
     5.850%, 01/15/36                                    250,000        226,207
                                                                   ------------
                                                                        761,423
                                                                   ------------

INDUSTRIALS - 5.4%
   Burlington Northern Santa Fe
     5.650%, 05/01/17                                    300,000        303,414
   Cooper
     6.100%, 07/01/17                                    400,000        422,225
   Emerson Electric
     5.375%, 10/15/17                                    700,000        717,215
   L-3 Communications
     7.625%, 06/15/12                                    300,000        307,500
   Nucor
     5.750%, 12/01/17                                    500,000        515,857
   United Parcel Service
     5.500%, 01/15/18                                    400,000        416,558
                                                                   ------------
                                                                      2,682,769
                                                                   ------------

INFORMATION TECHNOLOGY - 1.5%
   Oracle
     5.000%, 01/15/11                                    476,000        487,648
   Xerox Capital Trust I
     8.000%, 02/01/27                                    250,000        250,432
                                                                   ------------
                                                                        738,080
                                                                   ------------

THE ADVISORS' INNER CIRCLE FUND                      TS&W FIXED INCOME PORTFOLIO
                                                    JANUARY 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS - CONTINUED
--------------------------------------------------------------------------------

                                                        FACE
                                                       AMOUNT          VALUE
                                                    ------------   ------------
MATERIALS - 0.9%
   Boise Cascade
     7.125%, 10/15/14                               $    100,000   $     95,250
   Steel Dynamics
     7.375%, 11/01/12 (A)                                350,000        349,125
                                                                   ------------
                                                                        444,375
                                                                   ------------
TELECOMMUNICATION SERVICES - 2.8%
   AT&T
     5.100%, 09/15/14                                    700,000        703,235
   Verizon New England
     6.500%, 09/15/11                                    650,000        688,249
                                                                   ------------
                                                                      1,391,484
                                                                   ------------
UTILITIES - 0.6%
   Florida Power
     6.350%, 09/15/37                                    300,000        316,504
                                                                   ------------
   TOTAL CORPORATE OBLIGATIONS
     (Cost $21,633,429)                                              21,822,280
                                                                   ------------

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - 32.5%
--------------------------------------------------------------------------------
   Federal Home Loan Bank
     5.550%, 11/06/13                                    730,000        743,920
   Federal Home Loan Mortgage Corporation MTN
     5.500%, 09/25/13                                    500,000        508,183
     5.375%, 01/09/14                                  1,055,000      1,073,550
   Federal Home Loan Mortgage Corporation Gold
     6.500%, 03/01/32                                    191,446        200,863
     6.500%, 12/01/32                                    251,251        262,498
     6.000%, 12/01/32                                     82,249         84,571
     6.000%, 07/01/33                                    252,049        259,165
     6.000%, 11/01/33                                    288,690        296,671
     6.000%, 10/01/35                                    654,805        671,998

THE ADVISORS' INNER CIRCLE FUND                      TS&W FIXED INCOME PORTFOLIO
                                                    JANUARY 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - CONTINUED
--------------------------------------------------------------------------------

                                                        FACE
                                                       AMOUNT          VALUE
                                                    ------------   ------------
Federal Home Loan Mortgage Corporation
   Gold - continued
     6.000%, 08/01/37                               $  2,239,387   $  2,296,331
     5.500%, 12/01/36                                  1,097,317      1,111,319
Federal National Mortgage Association
     6.000%, 09/01/17                                    158,604        164,243
     6.000%, 04/01/24                                  1,187,108      1,223,708
     5.500%, 02/01/35                                    482,922        489,926
     5.500%, 10/01/35                                    581,961        590,017
     5.500%, 01/01/36                                  1,781,636      1,806,297
     5.500%, 05/01/36                                    867,368        879,234
     5.500%, 07/01/36                                    637,437        646,158
     5.000%, 04/15/15                                  1,815,000      1,944,832
     5.000%, 02/13/17                                    295,000        313,842
     5.000%, 05/01/35                                    410,355        408,877
Government National Mortgage Association
     6.000%, 11/15/31                                    227,209        235,216
                                                                   ------------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   OBLIGATIONS
     (Cost $15,803,982)                                              16,211,419
                                                                   ------------

--------------------------------------------------------------------------------
PREFERRED STOCK - 12.6%
--------------------------------------------------------------------------------

                                                       SHARES
                                                    ------------
CONSUMER DISCRETIONARY - 0.5%
   Comcast, Ser B, 7.000%                                 11,100        269,508

FINANCIALS - 12.1%
   ACE, Ser C, 7.800%                                     26,000        650,520
   Aegon, 7.250%                                          25,000        627,500
   Aspen Insurance Holdings, 7.401%                       15,800        359,450
   Citigroup Capital XVI, Ser W, 6.450%                   25,000        579,000
   Developers Diversified Realty, 8.000%                  11,700        287,820
   Duke Realty, Ser L, 6.600% (B)                          7,500        166,875

THE ADVISORS' INNER CIRCLE FUND                      TS&W FIXED INCOME PORTFOLIO
                                                    JANUARY 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PREFERRED STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                    ------------   ------------
FINANCIALS - CONTINUED
   Fannie Mae, 8.250%                                     35,000   $    924,700
   First Industrial Realty Trust, Ser J,
      7.250% (B)                                          11,000        246,840
   Freddie Mac, Ser Z, 8.375% *                           35,000        939,750
   Public Storage, Ser H, 6.950% (B)                      12,000        284,280
   Public Storage, Ser M, 6.625% (B)                       8,500        193,375
   Royal Bank of Scotland Group, 7.250%                   18,255        465,502
   Taubman Centers, Ser G, 8.000% (B)                     12,000        304,800
                                                                   ------------
                                                                      6,030,412
                                                                   ------------
   TOTAL PREFERRED STOCK
       (Cost $6,375,736)                                              6,299,920
                                                                   ------------

--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 6.2%
--------------------------------------------------------------------------------

                                                        FACE
                                                       AMOUNT
                                                    ------------
   U.S. Treasury Notes
       4.750%, 08/15/17                             $  1,680,000      1,829,364
       4.250%, 11/15/14                                1,190,000      1,264,468
                                                                   ------------
   TOTAL U.S. TREASURY OBLIGATIONS
       (Cost $3,038,242)                                              3,093,832
                                                                   ------------

--------------------------------------------------------------------------------
OTHER MORTGAGE-BACKED OBLIGATIONS - 1.9%
--------------------------------------------------------------------------------
   Banc of America Commercial Mortgage,
     Ser 2006-4, Cl A3A
       5.600%, 07/10/46                                  610,000        605,718
   Carmax Auto Owner Trust, Ser 2006-2, Cl A2
       5.290%, 06/15/09                                   80,779         80,856

THE ADVISORS' INNER CIRCLE FUND                      TS&W FIXED INCOME PORTFOLIO
                                                    JANUARY 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OTHER MORTGAGE-BACKED OBLIGATIONS - CONTINUED
--------------------------------------------------------------------------------

                                                        FACE
                                                       AMOUNT          VALUE
                                                    ------------   ------------
   JP Morgan Mortgage Acquisition, Ser 2005-FRE1,
     Cl A2F2
       5.224%, 10/25/35                             $    258,442   $    258,466
                                                                   ------------
   TOTAL OTHER MORTGAGE-BACKED OBLIGATIONS
       (Cost $951,128)                                                  945,040
                                                                   ------------

--------------------------------------------------------------------------------
TAXABLE MUNICIPAL BOND - 1.0%
--------------------------------------------------------------------------------
   New York State Urban Development
       3.870%, 12/15/08
       (Cost $496,978)                                   500,000        501,245
                                                                   ------------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 10.0%
--------------------------------------------------------------------------------
   Morgan Stanley
     2.750%, dated 01/31/08, to be repurchased
     on 02/01/08, repurchase price $4,997,855
     (collateralized by a U.S. Treasury
     obligation, par value $5,056,088. 3.625%,
     04/15/28, with a total market value of
     $5,097,447)
       (Cost $4,997,473)                               4,997,473      4,997,473
                                                                   ------------
   TOTAL INVESTMENTS - 108.0%
       (Cost $53,296,968) +                                        $ 53,871,209
                                                                   ============

PERCENTAGES ARE BASED ON NET ASSETS OF $49,887,095.

*     NON-INCOME PRODUCING SECURITY.

(A) SECURITIES EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. THE TOTAL VALUE OF THESE SECURITIES WAS $349,125 AND REPRESENTED 0.7% OF NET ASSETS.

(B)   REAL ESTATE INVESTMENT TRUST

CL  - CLASS
MTN - MEDIUM TERM NOTE
SER - SERIES

+ AT JANUARY 31, 2008, THE TAX BASIS COST OF THE PORTFOLIO'S INVESTMENTS WAS $53,296,968, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,056,072 AND $(481,831), RESPECTIVELY.

      FOR INFORMATION ON THE PORTFOLIO'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE PORTFOLIO'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

TSW-QH-003-0800

THE ADVISORS' INNER CIRCLE FUND                               TS&W INTERNATIONAL
                                                                EQUITY PORTFOLIO
                                                    JANUARY 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK - 98.3%
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                    ------------   ------------
AUSTRALIA - 0.9%
   Brambles (A)                                           74,400   $    720,967
                                                                   ------------
AUSTRIA - 1.5%
   EVN (A)                                                 7,000        808,751
   Voestalpine (A)                                         6,000        368,475
                                                                   ------------
                                                                      1,177,226
                                                                   ------------
BAHAMAS - 1.0%
   Teekay Shipping                                        16,500        780,450
                                                                   ------------
DENMARK - 1.2%
   A P Moeller - Maersk, Cl B (A)                            100        986,354
                                                                   ------------
FINLAND - 2.2%
   Fortum (A)                                             28,700      1,158,722
   Metso (A)                                              12,500        585,634
                                                                   ------------
                                                                      1,744,356
                                                                   ------------
FRANCE - 7.7%
   AXA (A)                                                29,800      1,019,355
   BNP Paribas (A)                                         8,000        790,301
   Bouygues (A)                                           19,000      1,458,881
   Euler Hermes (A)                                        5,400        567,715
   Neopost (A)                                             7,100        718,132
   Renault (A)                                             6,600        750,212
   UBISOFT Entertainment * (A)                             9,500        859,893
                                                                   ------------
                                                                      6,164,489
                                                                   ------------
GERMANY - 10.7%
   Adidas (A)                                             15,000        952,795
   Allianz (A)                                             6,500      1,153,762
   Continental (A)                                         5,700        589,408
   Deutsche Telekom (A)                                   63,000      1,285,185
   E.ON ADR                                               26,800      1,641,645
   Hannover Rueckversicherung (A)                         20,500        912,851

THE ADVISORS' INNER CIRCLE FUND                               TS&W INTERNATIONAL
                                                                EQUITY PORTFOLIO
                                                    JANUARY 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                    ------------   ------------
GERMANY - CONTINUED
   Linde (A)                                               4,500   $    584,772
   Siemens (A)                                            10,900      1,399,260
                                                                   ------------
                                                                      8,519,678
                                                                   ------------
HONG KONG - 4.5%
   Cathay Pacific Airways (A)                            290,000        647,823
   Chinese Estates Holdings (A)                          150,000        249,075
   First Pacific (A)                                   1,100,000        785,488
   Jardine Strategic Holdings GDR (A)                     42,000        616,036
   KHD Humboldt Wedag International *                     20,000        549,800
   Kingboard Chemical Holdings (A)                        74,000        308,736
   Shenzhen Investment (A)                               920,200        421,618
                                                                   ------------
                                                                      3,578,576
                                                                   ------------
IRELAND - 1.3%
   Allied Irish Banks (A)                                 47,000      1,039,906
                                                                   ------------
JAPAN - 15.1%
   Air Water (A)                                         118,500      1,166,953
   Daiwa Securities Group (A)                             83,000        743,941
   East Japan Railway (A)                                    180      1,498,210
   Komatsu (A)                                            42,000      1,024,121
   Mitsubishi (A)                                         43,800      1,160,883
   Mitsubishi UFJ Financial Group (A)                     75,000        743,500
   Nomura Holdings (A)                                    75,000      1,096,373
   Sankyo (A)                                             17,600        942,779
   Sumitomo Heavy Industries (A)                          76,000        636,768
   Sumitomo Metal Industries (A)                         158,000        755,673
   Suzuki Motor (A)                                       37,700        948,185
   Toyota Motor ADR                                        3,125        339,219
   Yamaha Motor (A)                                       43,400        996,464
                                                                   ------------
                                                                     12,053,069
                                                                   ------------
MALAYSIA - 1.1%
   Telekom Malaysia (A)                                  250,000        880,878
                                                                   ------------

THE ADVISORS' INNER CIRCLE FUND                               TS&W INTERNATIONAL
                                                                EQUITY PORTFOLIO
                                                    JANUARY 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                    ------------   ------------
MEXICO - 3.1%
   Cemex SAB ADR *                                        34,738   $    941,747
   Coca-Cola Femsa ADR                                    12,600        591,570
   Embotelladoras Arca                                   293,600        933,149
                                                                   ------------
                                                                      2,466,466
                                                                   ------------
NETHERLANDS - 7.6%
   Akzo Nobel (A)                                         14,900      1,097,764
   ING Groep (A)                                          33,656      1,092,082
   Koninklijke Ahold (A)                                  87,200      1,138,049
   TNT (A)                                                40,800      1,506,508
   Wolters Kluwer (A)                                     44,000      1,256,068
                                                                   ------------
                                                                      6,090,471
                                                                   ------------
NORWAY - 2.3%
   Orkla (A)                                              65,000        855,642
   Telenor (A)                                            46,500        957,504
                                                                   ------------
                                                                      1,813,146
                                                                   ------------
PHILIPPINES - 2.3%
   Globe Telecom (A)                                      25,000        969,762
   Philippine Long Distance Telephone (A)                 11,500        854,975
                                                                   ------------
                                                                      1,824,737
                                                                   ------------
RUSSIA - 1.0%
   OAO Gazprom ADR (A)                                    16,500        803,509
                                                                   ------------

SINGAPORE - 1.4%
   SIA Engineering (A)                                   440,000      1,118,720
                                                                   ------------

SOUTH AFRICA - 0.0%
   Mondi (A)                                               1,350         11,735
                                                                   ------------

SOUTH KOREA - 3.9%
   LG Chemical (A)                                        12,108      1,014,175
   LG Telecom * (A)                                      108,000        971,878
   SK Telecom (A)                                          5,000      1,138,918
                                                                   ------------
                                                                      3,124,971
                                                                   ------------

THE ADVISORS' INNER CIRCLE FUND                               TS&W INTERNATIONAL
                                                                EQUITY PORTFOLIO
                                                    JANUARY 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                    ------------   ------------
SPAIN - 3.0%
   Repsol YPF (A)                                         39,000   $  1,242,185
   Telefonica (A)                                         39,200      1,141,257
                                                                   ------------
                                                                      2,383,442
                                                                   ------------
SWEDEN - 2.4%
   Nordea Bank (A)                                        53,000        719,304
   Saab, Cl B (A)                                         38,252        869,461
   Ssab Svenskt Staal, Cl B (A)                           12,000        288,137
                                                                   ------------
                                                                      1,876,902
                                                                   ------------
SWITZERLAND - 5.3%
   Actelion * (A)                                         17,500        871,832
   Baloise Holding (A)                                    10,900        965,449
   Barry Callebaut (A)                                     1,000        782,044
   Nestle SA (A)                                           3,650      1,628,362
                                                                   ------------
                                                                      4,247,687
                                                                   ------------
THAILAND - 2.4%
   Bangkok Bank NVDR (A)                                 184,000        663,514
   PTT (A)                                               129,000      1,292,740
                                                                   ------------
                                                                      1,956,254
                                                                   ------------
TURKEY - 1.5%
   Akbank (A)                                             30,000        177,762
   Coca-Cola Icecek (A)                                  105,000      1,034,606
                                                                   ------------
                                                                      1,212,368
                                                                   ------------
UNITED KINGDOM - 14.2%
   Anglo American (A)                                     12,285        678,628
   Aviva (A)                                              90,747      1,138,144
   BP ADR                                                 28,800      1,836,000
   British Energy Group (A)                               92,000        956,464
   Carnival (A)                                           21,000        913,851
   HSBC Holdings (A)                                       9,924        147,226
   Kazakhmys (A)                                          17,000        414,328
   Mondi (A)                                               3,375         25,979
   Rio Tinto (A)                                          17,774      1,779,070
   Rolls-Royce Group (A)                                  85,000        802,296

THE ADVISORS' INNER CIRCLE FUND                               TS&W INTERNATIONAL
                                                                EQUITY PORTFOLIO
                                                    JANUARY 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                    ------------   ------------
UNITED KINGDOM - CONTINUED
   Tesco (A)                                             145,000   $  1,211,796
   Vodafone Group (A)                                    400,000      1,398,914
                                                                   ------------
                                                                     11,302,696
                                                                   ------------
UNITED STATES - 0.7%
   Transocean                                              4,659        571,193
                                                                   ------------

   TOTAL COMMON STOCK
       (Cost $67,210,057)                                            78,450,246
                                                                   ------------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 1.7%
--------------------------------------------------------------------------------

                                                        FACE
                                                       AMOUNT
                                                    ------------

   Morgan Stanley, 2.750%, dated 01/31/08, to be
     repurchased on 02/01/08, repurchase price
     of $1,368,211 (collateralized by a U.S.
     Treasury obligation, par value $1,384,153,
     3.625%, 04/15/28, with a total market value
     of $1,395,475)
       (Cost $1,368,106)                            $  1,368,106      1,368,106
                                                                   ------------

   TOTAL INVESTMENTS - 100.0%
       (Cost $68,578,163) +                                        $ 79,818,352
                                                                   ============

PERCENTAGES ARE BASED ON NET ASSETS OF $79,811,755.

*     NON-INCOME PRODUCING SECURITY.

(A) SECURITY IS FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH BY THE FAIR VALUE COMMITTEE OF THE BOARD OF TRUSTEES. THE TOTAL VALUE OF SUCH SECURITIES AS OF JANUARY 31, 2008, WAS $70,265,473 AND REPRESENTED 88.0% OF NET ASSETS.

ADR  - AMERICAN DEPOSITARY RECEIPT
CL   - CLASS
GDR  - GLOBAL DEPOSITARY RECEIPT
NVDR - NON-VOTING DEPOSITARY RECEIPT

+ AT JANUARY 31, 2008, THE TAX BASIS COST OF THE PORTFOLIO'S INVESTMENTS WAS $68,578,163, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $14,370,203 AND $(3,130,014), RESPECTIVELY.

      FOR INFORMATION ON THE PORTFOLIO'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE PORTFOLIO'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

TSW-QH-002-0800

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 The Advisors' Inner Circle Fund


By (Signature and Title)*                    /s/ James F. Volk
                                             -------------------------------
                                             James F. Volk
                                             President

Date: March 26, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ James F. Volk
                                             -------------------------------
                                             James F. Volk
                                             President

Date: March 26, 2008

By (Signature and Title)*                    /s/ Michael Lawson
                                             -------------------------------
                                             Michael Lawson
                                             Controller & CFO

Date: March 26, 2008



* Print the name and title of each signing officer under his or her signature.